COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS
Schedule of future minimum lease payments under non-cancellable operating leases	Future minimum lease payments under such non-cancellable leases as of December 31, 2012 are as follows:
2013	$29,389
2014	10,144
2015	8,296
2016	760
2017 and thereafter	—
Total	$48,589